Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Releases of gross unrecognized tax benefits related to settled arrangements with tax authorities, change in measurement of certain positions and expiration of periods set forth in statutes of limitations	$ 4,757	$ 7,701	$ 47,582
Tax (expense) benefit resulting from the release of valuation allowances on deferred tax assets	(1,211)	6,006	15,438
Foreign tax benefit from internal structural changes		10,933
Foreign tax expense for the estimated additional tax charge of gain from sale of a business	3,193	$ 39,596
Release of gross unrecognized tax benefits offset by a net benefit included within income tax expense			14,971
Foreign tax benefit resulting from tax enactments related to COVID-19			$ 4,964
Benefit of relating to changes in tax regulations in certain jurisdiction	8,871
ISRAEL
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit related to the release of accrued withholding taxes on unremitted earnings	$ 37,000